Operating Lease Right-of-Use Asset and Operating Lease Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Operating Lease Right-of-Use Asset and Operating Lease Liability [Abstract]
Operating lease right-of-use asset and operating lease liability

3. Operating lease right-of-use asset and operating lease liability

The Company entered into a lease agreement commencing on December 1, 2020 through August 31, 2027, for 2,275 square feet of office space located at 1400 Old Country Road, Suite 304, Westbury, New York, 11590. The following table illustrates the base monthly rent amounts over the remaining term of the lease:

Base
Rent Periods	Rent
January 1, 2024 to August 31, 2024	$5,739
September 1, 2024 to August 31, 2025	$5,891
September 1, 2025 to August 31, 2026	$6,048
September 1, 2026 to August 31, 2027	$6,210

The Company entered into a lease agreement commencing on July 1, 2023 through June 30, 2026 for 2,153 square feet of office space located at One Dupont Street, Suite 112, Plainview, New York, 11803. On April 5, 2024 the Company entered into a Settlement and release agreement in the amount of $6,100.16, in addition to the Landlord retaining the security deposit of $5,250.

The Company has an equipment lease commencing on December 1, 2023 through December 1, 2026. The contract requires payments of $158 per month. Operating lease right-of-use asset and liability are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 7.5%, as the interest rate implicit in most of our leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. Since the common area maintenance expenses are expenses that do not depend on an index or rate, they are excluded from the measurement of the lease liability and recognized in other general and administrative expenses on the statements of operations. During the three months ended March 31, 2024 and 2023, the Company recorded $23,871 and $30,891 in rent expense, respectively.

Operating lease right-of-use asset and liability are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 7.5% as the interest rate implicit in most of our leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. Since the common area maintenance expenses are expenses that do not depend on an index or rate, they are excluded from the measurement of the lease liability and recognized in other general and administrative expenses on the statements of operations.

Right-of-use asset is summarized below:

	March 31,	December 31,
	2024	2023
Office lease	$456,819	$371,832
Equipment lease	5,611	5,676
Less: accumulated amortization	(251,137)	(153,192)
Right-of-use asset, net	$211,293	$224,316

Operating lease liability is summarized below:

	March 31,	December 31,
	2024	2023
Office lease	$221,063	$229,433
Equipment lease	1,050	5,676
Less: current portion	(61,245)	(59,765)
Long term portion	160,868	175,344

Maturity of the lease liability is as follows:

March 31,
2024
Fiscal year ending December 31, 2024	$91,335
Fiscal year ending December 31, 2025	93,837
Fiscal year ending December 31, 2026	88,269
Fiscal year ending December 31, 2027	49,677
323,118
Present value discount	(101,005)
Lease liability	$222,113

3. Operating lease right-of-use asset and operating lease liability

The Company entered into a lease agreement commencing on December 1, 2020 through August 31, 2027, for 2,275 square feet of office space located at 1400 Old Country Road, Westbury, New York, 11590. The following table illustrates the base monthly rent amounts over the remaining term of the lease:

Base
Rent Periods	Rent
January 1, 2024 to August 31, 2024	$5,739
September 1, 2024 to August 31, 2025	$5,891
September 1, 2025 to August 31, 2026	$6,048
September 1, 2026 to August 31, 2027	$6,210

The Company entered into a lease agreement commencing on July 1, 2023 through June 30, 2026 for 2,153 square feet of office space located at One Dupont Street, Suite 112, Plainview, New York, 11803. On April 5, 2024 the Company entered into a Settlement and release agreement in the amount of $6,100.16, in addition to the Landlord retaining the security deposit of $5,250.

The Company has an equipment lease commencing on December 1, 2023 through December 1, 2026. The contract requires payments of $158 per month. Operating lease right-of-use asset and liability are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 7.5%, as the interest rate implicit in most of our leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term. Since the common area maintenance expenses are expenses that do not depend on an index or rate, they are excluded from the measurement of the lease liability and recognized in other general and administrative expenses on the statements of operations. During the year ended December 31, 2023 and 2022, the Company recorded $133,710 and $120,528 in rent expense, respectively.

Right-of-use asset is summarized below:

	December 31,	December 31,
	2023	2022
Office lease	$371,832	$456,819
Equipment lease	5,676	2,063
Less: accumulated amortization	(153,192)	(119,268)
Right-of-use asset, net	$224,316	$339,614

Operating lease liability is summarized below:

	December 31,	December 31,
	2023	2022
Office lease	$229,433	$348,081
Equipment lease	5,676	2,063
Less: current portion	(59,765)	(67,052)
Long term portion	175,344	283,092

Maturity of the lease liability is as follows:

December 31,
2023
Fiscal year ending December 31, 2024	$69,477
Fiscal year ending December 31, 2025	71,323
Fiscal year ending December 31, 2026	73,223
Fiscal year ending December 31, 2027	49,677
263,700
Present value discount	(28,591)
Lease liability	$235,109